Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of customer revenue recognition (external revenue)
	NextGel			Procaps Colombia			CAN			CASAND
Year 2022	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	256,112	(131,047)	125,065	145,330	(2,985)	142,345	77,928	(22,461)	55,467	83,392	(17,062)	66,330
Contribution margin [1]	66,752	(14,307)	52,445	44,594	156	44,750	18,681	(1,861)	16,820	14,602	14,869	29,471

	Diabetrics			Corporate			Total
Year 2022	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	34,459	(13,746)	20,713	—	—	—	597,221	(187,301)	409,920
Contribution margin [1]	2,965	116	3,081	3,920	(4,484)	(564)	151,514	(5,511)	146,003
Administrative expenses	—	—	—	105,911	—	105,911	105,911	—	105,911
Finance expenses	—	—	—	(37,917)	—	(37,917)	(37,917)	—	(37,917)
Other expenses	—	—	—	25,299	—	25,299	25,299	—	25,299
Income (loss) before tax							58,221	(5,511)	52,710

	NextGel			Procaps Colombia			CAN			CASAND
Year 2021	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	244,791	(123,964)	120,827	156,820	(1,493)	155,327	67,842	(16,905)	50,937	68,242	(14,286)	53,956
Contribution margin [1]	66,679	(12,573)	54,106	51,431	490	51,921	18,767	(231)	18,536	9,949	11,754	21,703

	Diabetrics			Corporate			Total
Year 2021	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	47,835	(19,140)	28,695	—	—	—	585,530	(175,788)	409,742
Contribution margin [1]	6,981	(133)	6,848	89	(547)	(458)	153,896	(1,240)	152,656
Administrative expenses	—	—	—	82,187	—	82,187	82,187	—	82,187
Finance expenses	—	—	—	78,636	—	78,636	78,636	—	78,636
Other expenses	—	—	—	78,991	—	78,991	78,991	—	78,991
Income (loss) before tax							(85,918)	(1,240)	(87,158)

	NextGel			Procaps Colombia			CAN			CASAND
Year 2020	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	201,294	(95,315)	105,979	121,532	(6,637)	114,895	44,808	805	45,613	40,094	(1,538)	38,556
Contribution margin [1]	52,679	(5,790)	46,889	43,926	(1,695)	42,231	9,197	6,324	15,521	9,001	813	9,814

	Diabetrics			Corporate			Total
Year 2020	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	39,221	(16,432)	22,789	2,431	1,204	3,635	449,380	(117,913)	331,467
Contribution margin [1]	6,294	(807)	5,487	(10,157)	11,901	1,744	110,940	10,745	121,685
Administrative expenses	—	—	—	58,631	—	58,631	58,631	—	58,631
Finance expenses	—	—	—	54,489	—	54,489	54,489	—	54,489
Other expenses	—	—	—	7,716	—	7,716	7,716	—	7,716
Income (loss) before tax							(9,896)	10,745	849

[1]	Contribution Margin is determined by subtracting sales and marketing expenses from gross profit. The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.

Schedule of basis of geographical segments
	For the year ended December 31
	2022	2021	2020
South America	275,933	284,068	249,983
Central America	86,679	72,188	58,082
North America	37,115	44,857	12,576
Europe	10,193	8,629	10,826
Total	409,920	409,742	331,467